Capital Stock	12 Months Ended
Dec. 31, 2013
Class of Stock Disclosures [Abstract]
Capital Stock

15.	Capital Stock

From time to time, our Board authorizes us to repurchase our common stock. The activity under Board authorized share repurchase programs in 2013, 2012 and 2011 was as follows:

	Purchase Not to Exceed	Shares Purchased
		2013		2012		2011
(Millions)		Shares	Cost	Shares	Cost	Shares	Cost
Authorization date:
September 27, 2013	$750.0	2.3	$153.0	—	$—	—	$—
February 19, 2013	750.0	11.6	750.0	—	—	—	—
July 27, 2012	750.0	9.1	504.7	5.3	245.3	—	—
February 24, 2012	750.0	—	—	17.8	750.0	—	—
September 23, 2011	750.0	—	—	9.2	422.2	7.9	327.8
May 20, 2011	750.0	—	—	—	—	19.3	750.0
December 3, 2010	750.0	—	—	—	—	17.9	735.2
Total repurchases	N/A	23.0	$1,407.7	32.3	$1,417.5	45.1	$1,813.0

Repurchase authorization remaining at December 31,		N/A	$597.0	N/A	$504.7	N/A	$422.2

Prior to February 2011, our policy had been to pay an annual dividend of $.04 per share. In February 2011, we announced that our Board increased our cash dividend to shareholders to $.15 per share and moved us to a quarterly dividend payment cycle. In December 2011, our Board increased our quarterly cash dividend to shareholders to $.175 per share. In November 2012, our Board increased our quarterly cash dividend to shareholders to $.20 per share. In December 2013, our Board increased our quarterly cash dividend to shareholders to $.225 per share. On February 28, 2014, our Board declared a cash dividend of $.225 per share that will be paid on April 25, 2014 to shareholders of record at the close of business on April 10, 2014.

In 2013 and 2012 our Board declared the following cash dividends:

Date Declared	Dividend Amount Per Share	Stockholders of Record Date	Date Paid/ To be Paid	Total Dividends (Millions)
February 24, 2012	$.175	April 12, 2012	April 27, 2012	$60.8
May 18, 2012	.175	July 12, 2012	July 27, 2012	58.5
September 28, 2012	.175	October 11, 2012	October 26, 2012	58.6
November 30, 2012	.20	January 10, 2013	January 25, 2013	65.5
February 19, 2013	.20	April 11, 2013	April 26, 2013	65.3
May 17, 2013	.20	July 11, 2013	July 26, 2013	74.4
September 27, 2013	.20	October 10, 2013	October 25, 2013	73.5
December 6, 2013	.225	January 16, 2014	January 31, 2014	81.4

Declaration and payment of future dividends is at the discretion of our Board and may be adjusted as business needs or market conditions change.

On the Effective Date, we issued approximately 52.2 million Aetna common shares with a fair value of approximately $3.1 billion and paid approximately $3.8 billion in cash in exchange for all the outstanding shares of Coventry common stock and outstanding awards.

In addition to the common stock disclosed on our balance sheets, approximately 8 million shares of Class A voting preferred stock, $.01 par value per share, have been authorized. At December 31, 2013, there were also approximately 423 million undesignated shares that our Board has the power to divide into such classes and series, with such voting rights, designations, preferences, limitations and special rights as our Board determines.